Related Party Transactions - Other Related Party (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Guarantee and commitment fees	$ 6,768	$ 6,819	$ 6,759	$ 6,612	$ 6,568	$ 6,401	$ 6,064	$ 5,930	$ 26,958	$ 24,963	$ 24,821
Common Stock Ownership Percentage by a Related Party	5.00%								5.00%
Commitment fees [Member] | AgGeorgia [Member]
Related Party Transaction [Line Items]
Guarantee and commitment fees									100	100
Mortgage Loans on Real Estate [Member] | First Dakota Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									61,600
USDA Securities [Member] | Bath State Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									9,300	4,400	10,600
Mortgage Loans on Real Estate [Member] | First Dakota Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party										37,100	29,700
Long-Term Standby Purchase Commitments [Member] | First Dakota Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									1,000	0	0
Long-Term Standby Purchase Commitments [Member] | AgGeorgia [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									27,500	51,500
Fixed Interest Rate [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Available-for-sale Securities, Amortized Cost Basis	78,865				79,284				78,865	79,284
Fixed Interest Rate [Member] | Preferred Stock [Member] | CoBank, ACB [Member]
Related Party Transaction [Line Items]
Available-for-sale Securities, Amortized Cost Basis	78,500								78,500
Floating Interest Rate [Member] | GSE Subordinated Debt [Member}
Related Party Transaction [Line Items]
Available-for-sale Securities, Amortized Cost Basis	70,000				70,000				70,000	70,000
Floating Interest Rate [Member] | GSE Subordinated Debt [Member} | CoBank, ACB [Member]
Related Party Transaction [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 70,000								$ 70,000
Common stock, Class B Voting [Member] | CoBank, ACB [Member]
Related Party Transaction [Line Items]
Common Stock Ownership Percentage by a Related Party	32.60%								32.60%